Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Cash dividend declared (in dollars per share)	$ 0.2725	$ 0.2675	$ 0.2625
Purchase of treasury stock (in shares)	4,131	81,940	574,256
Sale of treasury stock (in shares)	237,396	274,671	299,290